Reserves - Disclosure of Restricted Share Units Reserve (Parenthetical) (Detail) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
RSU [member]
Disclosure of restricted share units reserve [line items]
Fair value of RSU granted	$ 4	$ 4